Transactions with Related Parties - Paragon & Granitis (Details) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amendment fee	$ 65,000
Office rent		21,268	12,577	5,114
Paragon Shipping Inc
Related Party Transaction [Line Items]
Ownership percentage by Paragon Shipping	13.60%	13.60%	16.40%
Interest expense - related party		439,326	675,856	508,019
Granitis Glyfada Real Estate Ltd. - Leasing
Related Party Transaction [Line Items]
Future rent commitment	10,716	10,716
Office rent		$ 21,268	$ 12,577	$ 5,114